CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY [Abstract]
Issuance of shares and warrants, issuance expenses	$ 139